INCOME TAXES - Schedule of provision for income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current:
Federal	$ 0	$ 0
State	0	0
Total current	0	0
Deferred:
Federal	(3,474,159)	(1,660,843)
State	(909,899)	(434,983)
Total deferred	(4,384,058)	(2,095,826)
Permanent book/tax differences	27,035	482,490
Change in valuation allowance	4,357,023	1,613,336
Total tax benefit	$ 0	$ 0